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[Janus letterhead]

February 28, 2008

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-4720

Re: JANUS INVESTMENT FUND (the "Registrant")
    1933 Act File No. 2-34393
    1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 122 and Amendment No. 105 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to update its financial information and to make certain other non-material changes.

The prospectuses and statements of additional information included in the Amendment are marked to show changes made since Post-Effective Amendment No. 121 filed on December 14, 2007. This Amendment also reflects the liquidation and termination of Janus Federal Tax-Exempt Fund, as well as the closing of Janus Overseas Fund to new investors.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on February 28, 2008, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,


/s/ Robin Nesbitt

Robin Nesbitt
Associate Counsel

Enclosures

cc: Larry Greene, Esq.
    Stephanie Grauerholz-Lofton, Esq.
    Cindy A. Antonson
    Donna Brungardt